N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE COSEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Cornerstone
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | AmericanFundsCapitalIncomeBuilderClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Premier Solutions Cornerstone | ClearBridgeAggressiveGrowthFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	ClearBridge Aggressive Growth Fund - Class FI
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(25.60%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Premier Solutions Cornerstone | ClearBridgeValueFundClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Premier Solutions Cornerstone | FederatedHermesKaufmannFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Fund - Class R*
Portfolio Company Adviser [Text Block]	Federated Equity Management Company Of Pennsylvania
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	(30.30%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Premier Solutions Cornerstone | GoldmanSachsEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Equity Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Solutions Cornerstone | GoldmanSachsLargeCapCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Core Fund - Class A* (Closed to Contracts issued on or about 6/13/2008)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(19.87%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Premier Solutions Cornerstone | GoldmanSachsLargeCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Premier Solutions Cornerstone | GoldmanSachsMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Premier Solutions Cornerstone | GoldmanSachsSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Premier Solutions Cornerstone | GoldmanSachsStrategicGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Goldman Sachs Strategic Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(32.67%)
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Premier Solutions Cornerstone | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Premier Solutions Cornerstone | InvescoEquityandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(7.72%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Premier Solutions Cornerstone | InvescoGrowthandIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Growth and Income Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(5.93%)
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Premier Solutions Cornerstone | MFSResearchInternationalFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	MFS® Research International Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.52%)
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Premier Solutions Cornerstone | MFSValueFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	MFS® Value Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Premier Solutions Cornerstone | NeubergerBermanSustainableEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(18.77%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Premier Solutions Cornerstone | PGIMJennisonNaturalResourcesFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Natural Resources
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.50%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Premier Solutions Cornerstone | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Small/Mid Blend
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Premier Solutions Cornerstone | TempletonGrowthFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Blend
Portfolio Company Name [Text Block]	Templeton Growth Fund, Inc. - Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(11.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	3.98%